Royce ISC Prospectus | Royce Small/Mid-Cap Premier Fund
Royce Small/Mid-Cap Premier Fund
Investment Goal
Royce Small/Mid-Cap Premier Fund’s investment goal is long-term growth of capital.

Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Royce ISC Prospectus - Royce Small/Mid-Cap Premier Fund - USD ($)	Investment Class	Service Class	Consultant Class
Maximum sales charge (load) imposed on purchases	none	none	none
Maximum deferred sales charge on purchases held for less than 365 days (as a percentage of net asset value at the time of purchase or redemption, whichever is less)	none	none	1.00%
Maximum sales charge (load) imposed on reinvested dividends	none	none	none
Annual Trustee’s Fee—applies only to GiftShare Accounts	$ 50	$ 50	$ 50
Redemption fee (as a percentage of amount redeemed on shares held for less than 30 days)	1.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Royce ISC Prospectus - Royce Small/Mid-Cap Premier Fund		Investment Class	Service Class	Consultant Class
Management fees		0.85%	0.85%	0.85%
Distribution (12b-1) fees		none	0.25%	1.00%
Other expenses		0.17%	0.21%	0.39%
Total annual Fund operating expenses		1.02%	1.31%	2.24%
Fee waivers and/or expense reimbursements	[1]	none	none	(0.15%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements		1.02%	1.31%	2.09%
[1]	Royce has contractually agreed, without right of termination, to waive fees and/or reimburse expenses to the extent necessary to maintain the Consultant Class's net annual operating expenses (excluding brokerage commissions, taxes, interest, litigation expenses, acquired fund fees and expenses, and other expenses not borne in the ordinary course of business) at or below 2.09% through April 30, 2020.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses (net of fee waivers and/or expense reimbursements for the Consultant Class in year one) remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example - Royce ISC Prospectus - Royce Small/Mid-Cap Premier Fund - USD ($)	Investment Class	Service Class	Consultant Class
1 Year	$ 104	$ 133	$ 212
3 Years	325	415	686
5 Years	563	718	1,186
10 Years	$ 1,248	$ 1,579	$ 2,563

(Exclusive of $50 annual trustee’s fee per GiftShare Account.)
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LP (“Royce”), the Fund’s investment adviser, invests the Fund’s assets in a limited number (generally less than 100) of equity securities of primarily small-cap and mid-cap companies with stock market capitalizations up to $15 billion. Royce looks for companies that it considers “premier”—those that it believes have sustainable, moat-like franchises, discernible competitive advantages, a history of prudent capital allocation, and opportunities to profitably reinvest excess cash flow.

Normally, the Fund invests at least 80% of its net assets in equity securities of companies with stock market capitalizations up to $15 billion. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may invest in other investment companies that invest in equity securities. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small/Mid-Cap Premier Fund is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of equity securities of companies with stock market capitalizations up to $15 billion are generally more volatile than those of larger-cap securities. In addition, because these securities tend to have significantly lower trading volumes than larger-cap securities, the Fund may have difficulty selling holdings or may only be able to sell holdings at prices substantially lower than what Royce believes they are worth. Therefore, the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may also involve more risk to investors than a more broadly diversified portfolio of small-cap and mid-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses. Securities in the Fund’s portfolio may not increase as much as the market as a whole and some securities may continue to be undervalued for long periods of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Service Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2500 Index of small- and mid-cap companies, the Fund’s benchmark index, and the Russell 2000 Index. The returns differ only to the extent that the Classes have different expenses because all Classes invest in the same portfolio of securities. The Consultant Class has higher distribution expenses than the Service Class. If Consultant Class’s expenses had been reflected, returns for that Class would have been lower.

Calendar Year Total Returns Service Class (%)

During the period shown in the bar chart, the highest return for a calendar quarter was 29.02% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -23.00% (quarter ended 9/30/11).

Annualized Total Returns As of 12/31/18 (%)
The table also presents the impact of taxes on the Fund’s returns (Service Class again used for illustrative purposes; after tax returns differ by Class and would have been lower for the Consultant Class). In calculating these figures, we assumed that the shareholder was in the highest federal income tax bracket in effect at the time of each distribution of income or capital gains. We did not consider the impact of state or local income taxes. Your after-tax returns depend on your tax situation, so they may differ from the returns shown. This information does not apply if your investment is in an individual retirement account (IRA), a 401(k) plan, or is otherwise tax deferred because such accounts are subject to income taxes only upon distribution. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns - Royce ISC Prospectus - Royce Small/Mid-Cap Premier Fund	1 Year	5 Years	10 Years
Service Class	(15.16%)	2.29%	10.96%
Investment Class	(15.05%)	2.52%	11.22%
After Taxes on Distributions | Service Class	(19.29%)	(0.19%)	9.15%
After Taxes on Distributions and Sale of Fund Shares | Service Class	(6.37%)	1.69%	9.05%
Russell 2500 Index (Reflects no deductions for fees, expenses, or taxes)	(10.00%)	5.15%	13.15%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	(11.01%)	4.41%	11.97%